Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure [Table]
Net Income (Loss)	$ (8,611,637)	$ (7,292,922)	$ (6,594,442)